EARNINGS (LOSS) PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocated net income available to Common and Preferred shareholders
Net income	R$ 2,365,763	R$ 1,203,736	R$ 2,303,868
Weighted - average number of shares outstanding
Earnings per share - Diluted (Common and Preferred Shares)	R$ 1.38	R$ 0.70	R$ 1.34
Common shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 795,617	R$ 405,607	R$ 774,279
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(4,782)	(2,884)	(6,515)
Net income available to owners of parent including effects of dilutive shares	R$ 790,835	R$ 402,723	R$ 767,764
Weighted - average number of shares outstanding
Weighted-average number of shares outstanding	571,929,945	571,929,945	571,929,945
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 1,570,146	R$ 798,129	R$ 1,529,589
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	5,524	2,884	6,515
Net income available to owners of parent including effects of dilutive shares	R$ 1,575,670	R$ 801,013	R$ 1,536,104
Weighted - average number of shares outstanding
Weighted-average number of shares outstanding	1,128,700,478	1,125,408,180	1,129,851,598
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	10,821,083	12,157,614	14,440,860
Total	1,139,521,561	1,137,565,794	1,144,292,458